Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000164187
Shareholder Report [Line Items]
Fund Name	PineBridge Dynamic Asset Allocation Fund
Class Name	Institutional Shares
Trading Symbol	PDAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the PineBridge Dynamic Asset Allocation Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-assetallocation-fund/institutional. You can also request this information by contacting us at 877-225-4164.
Additional Information Phone Number	877-225-4164
Additional Information Website	https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-assetallocation-fund/institutional
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PineBridge Dynamic Asset Allocation Fund, Institutional Shares	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

As of October 2024, on a rolling 1 year basis, the Fund had a gross return of 15.82%, outperforming the return objective of the Consumer Price Index +5% (CPI+5%). We note that the Fund seeks a total return of CPI+5% over rolling five-year periods while dynamically managing risk to the 60% MSCI ACWI/40% Bloomberg Barclays Global Treasury risk budget over full market cycles. We aim to offer our investors a diversifying return stream that offers growth-like returns, but with lower volatility, helping to balance return and risk in their portfolio.

At the start of the period, we maintained a defensive risk posture, anticipating that central banks would keep policy rates elevated longer than expected to curb growth and combat inflation. We expected liquidity pressures to reveal additional vulnerabilities within the financial and economic landscape, increasing the probability of recession in developed economies facing persistent inflation. As we moved into late 2023, we adopted a more constructive stance on risk, supported by resilient corporate earnings, steady growth, and a gradual easing of inflationary pressures. In our view, the resilience of the U.S. economy and supply-driven disinflation significantly increased the likelihood of a soft landing, fostering a more favorable environment for risk-taking. We remained positioned with more risk than our risk budget for much of 2024 as soft landings generally favor equity over duration.

Investments in resilient segments of the market—such as productivity-enhancing software companies and high-quality U.S. equities—were key contributors to positive performance, benefiting from structural growth drivers and the adoption of generative AI. In contrast, other areas of the market, especially those with less defensive characteristics, experienced heightened volatility amid uncertainties around central bank policies, recession risks, and geopolitical factors. An allocation to gold, which we added at the very beginning of the period, was also a top contributor to performance as gold markets kept pace with a surging equity market. Geopolitical tensions, a declining real rate environment and China’s efforts to de-dollarize the Global South by shifting out of US treasuries and into gold have been supportive to gold prices.

Near the end of the first half of 2024, we shifted the portfolio toward a more diversified, style-neutral profile, aiming to balance risk between asset classes positioned to benefit from structural growth themes and those that were deeply discounted and likely to gain from the onset of a global easing cycle. Periods of economic expansion with declining rates and importantly a steepening yield curve tend to benefit asset classes such as US mid-caps, UK mid-caps, and US banks.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	PineBridge Dynamic Asset Allocation Fund, Institutional Shares - $1434729	MSCI ACWI Index (Net) (USD) - $2549660	Bloomberg Global Treasury Index (USD) - $957356	60/40 MSCI ACWI/Bloomberg Barclays Global Treasury - $1756159	U.S. Consumer Price Index Less Food & Energy +5.00% - $1996760
Mar/16	$1000000	$1000000	$1000000	$1000000	$1000000
Oct/16	$1051000	$1092513	$1039138	$1071540	$1047878
Oct/17	$1185455	$1346008	$1032859	$1212545	$1119706
Oct/18	$1142825	$1339040	$1015064	$1202096	$1200735
Oct/19	$1207541	$1507645	$1112479	$1343555	$1289832
Oct/20	$1249371	$1581335	$1173393	$1420281	$1376048
Oct/21	$1548480	$2170815	$1135512	$1699606	$1510503
Oct/22	$1196173	$1737579	$883119	$1347967	$1685286
Oct/23	$1248054	$1920058	$887179	$1435540	$1840584
Oct/24	$1434729	$2549660	$957356	$1756159	$1996760

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
PineBridge Dynamic Asset Allocation Fund, Institutional Shares	14.96%	3.51%	4.25%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	11.40%
Bloomberg Global Treasury Index (USD)	7.91%	-2.96%	-0.50%
60/40 MSCI ACWI/Bloomberg Barclays Global Treasury	22.33%	5.50%	6.71%
U.S. Consumer Price Index Less Food & Energy +5.00%	8.49%	9.13%	8.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 119,677,471
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 508,916
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$119,677,471	762	$508,916	132%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.9%
Forward Contracts	-0.8%
Other Countries	3.7%
Netherlands	0.6%
Macau	0.7%
Indonesia	0.7%
France	0.8%
United Kingdom	1.2%
Taiwan	1.4%
Hong Kong	1.9%
China	3.6%
Exchange Traded Fund	4.5%
India	6.5%
Japan	10.9%
United States	55.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	3.3%
JPMorgan Chase	2.9%
NVIDIA	2.7%
iShares Core S&P Mid-Capital ETF	2.5%
U.S. Treasury Bills, 4.67%, 11/19/2024	2.0%
U.S. Treasury Bills, 4.64%, 12/17/2024	2.0%
Invesco DB Precious Metals Fund	2.0%
Bank of America	1.1%
Broadcom	1.0%
Taiwan Semiconductor Manufacturing	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	877-225-4164
Updated Prospectus Web Address	https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-assetallocation-fund/institutional
C000164186
Shareholder Report [Line Items]
Fund Name	PineBridge Dynamic Asset Allocation Fund
Class Name	Investor Servicing Shares
Trading Symbol	PDAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Servicing Shares of the PineBridge Dynamic Asset Allocation Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-assetallocation-fund/institutional. You can also request this information by contacting us at 877-225-4164.
Additional Information Phone Number	877-225-4164
Additional Information Website	https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-assetallocation-fund/institutional
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

As of October 2024, on a rolling 1 year basis, the Fund had a gross return of 15.82%, outperforming the return objective of the Consumer Price Index +5% (CPI+5%). We note that the Fund seeks a total return of CPI+5% over rolling five-year periods while dynamically managing risk to the 60% MSCI ACWI/40% Bloomberg Barclays Global Treasury risk budget over full market cycles. We aim to offer our investors a diversifying return stream that offers growth-like returns, but with lower volatility, helping to balance return and risk in their portfolio.

At the start of the period, we maintained a defensive risk posture, anticipating that central banks would keep policy rates elevated longer than expected to curb growth and combat inflation. We expected liquidity pressures to reveal additional vulnerabilities within the financial and economic landscape, increasing the probability of recession in developed economies facing persistent inflation. As we moved into late 2023, we adopted a more constructive stance on risk, supported by resilient corporate earnings, steady growth, and a gradual easing of inflationary pressures. In our view, the resilience of the U.S. economy and supply-driven disinflation significantly increased the likelihood of a soft landing, fostering a more favorable environment for risk-taking. We remained positioned with more risk than our risk budget for much of 2024 as soft landings generally favor equity over duration.

Investments in resilient segments of the market—such as productivity-enhancing software companies and high-quality U.S. equities—were key contributors to positive performance, benefiting from structural growth drivers and the adoption of generative AI. In contrast, other areas of the market, especially those with less defensive characteristics, experienced heightened volatility amid uncertainties around central bank policies, recession risks, and geopolitical factors. An allocation to gold, which we added at the very beginning of the period, was also a top contributor to performance as gold markets kept pace with a surging equity market. Geopolitical tensions, a declining real rate environment and China’s efforts to de-dollarize the Global South by shifting out of US treasuries and into gold have been supportive to gold prices.

Near the end of the first half of 2024, we shifted the portfolio toward a more diversified, style-neutral profile, aiming to balance risk between asset classes positioned to benefit from structural growth themes and those that were deeply discounted and likely to gain from the onset of a global easing cycle. Periods of economic expansion with declining rates and importantly a steepening yield curve tend to benefit asset classes such as US mid-caps, UK mid-caps, and US banks.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares - $142343	MSCI ACWI Index (Net) (USD) - $254966	Bloomberg Global Treasury Index (USD) - $95736	60/40 MSCI ACWI/Bloomberg Barclays Global Treasury - $175616	U.S. Consumer Price Index Less Food & Energy +5.00% - $199676
Mar/16	$100000	$100000	$100000	$100000	$100000
Oct/16	$105300	$109251	$103914	$107154	$104788
Oct/17	$118645	$134601	$103286	$121255	$111971
Oct/18	$114120	$133904	$101506	$120210	$120073
Oct/19	$120487	$150764	$111248	$134356	$128983
Oct/20	$124513	$158133	$117339	$142028	$137605
Oct/21	$154215	$217082	$113551	$169961	$151050
Oct/22	$119011	$173758	$88312	$134797	$168529
Oct/23	$123925	$192006	$88718	$143554	$184058
Oct/24	$142343	$254966	$95736	$175616	$199676

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares	14.86%	3.39%	4.16%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	11.40%
Bloomberg Global Treasury Index (USD)	7.91%	-2.96%	-0.50%
60/40 MSCI ACWI/Bloomberg Barclays Global Treasury	22.33%	5.50%	6.71%
U.S. Consumer Price Index Less Food & Energy +5.00%	8.49%	9.13%	8.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 119,677,471
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 508,916
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$119,677,471	762	$508,916	132%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.9%
Forward Contracts	-0.8%
Other Countries	3.7%
Netherlands	0.6%
Macau	0.7%
Indonesia	0.7%
France	0.8%
United Kingdom	1.2%
Taiwan	1.4%
Hong Kong	1.9%
China	3.6%
Exchange Traded Fund	4.5%
India	6.5%
Japan	10.9%
United States	55.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	3.3%
JPMorgan Chase	2.9%
NVIDIA	2.7%
iShares Core S&P Mid-Capital ETF	2.5%
U.S. Treasury Bills, 4.67%, 11/19/2024	2.0%
U.S. Treasury Bills, 4.64%, 12/17/2024	2.0%
Invesco DB Precious Metals Fund	2.0%
Bank of America	1.1%
Broadcom	1.0%
Taiwan Semiconductor Manufacturing	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	877-225-4164
Updated Prospectus Web Address	https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-assetallocation-fund/institutional